Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000143962
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gold Bullion Strategy Fund
C000126480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gold Bullion Strategy Fund
Without Sales Load [Member] | C000143962
Average Annual Return [Line Items]
Average Annual Return, Percent	23.77%	37.65%	8.97%	7.44%
Without Sales Load [Member] | C000126480
Average Annual Return [Line Items]
Average Annual Return, Percent	24.20%	38.55%	9.62%		8.08%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Average Annual Return, Percent	6.20%	15.16%	16.64%	14.48%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Average Annual Return, Percent	6.20%	15.16%	16.64%		13.65%
S&P GSCI Gold Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P GSCI Gold Index
Average Annual Return, Percent	24.39%	39.80%	11.76%	10.02%
S&P GSCI Gold Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P GSCI Gold Index
Average Annual Return, Percent	24.39%	39.80%	11.76%		9.90%